ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 08, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Date of incorporation					Oct. 07, 2021		Oct. 07, 2021
Share issued price per share	$ 1.00
Net proceeds from issuance of common stock			$ 800		$ 5,000,000	$ 1,500,500	$ 2,000,000
Sale of stock, shares	2,000,000			2,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares		1,250,000
Share issued price per share		$ 4.00
Net proceeds from issuance of common stock		$ 4,350,000
Resale Prospectus [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares		2,000,000
Share issued price per share		$ 1.00
Sale of stock, shares		4,765,000